SUBSEQUENT EVENTS (Details Narrative) - USD ($)		3 Months Ended
	Apr. 29, 2022	Mar. 31, 2022	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
PPP loan				$ 317,328	$ 198,750
Unpaid principal amount				$ 261,864
Paycheck Protection Program [Member]
Description of loan payment		we paid $67,819 on April 30, 2022 and $67,819 on May 31, 2022 and will pay $67,819 on or before June 30, 2022.
Unpaid interest	$ 2,208
Attorneys' fees and costs	2,500
PPP loan	203,458
Unpaid principal amount	$ 198,750
payment of loan			$ 67,819